As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
March 31, 2012 (Unaudited)

	Principal
	Amount	Fair Value
ASSET BACKED SECURITIES - 11.69%
AEP Texas Central Transition Funding, LLC, 0.880%, 12/1/2018	$1,000,000	$998,719
AH Mortgage Advance Trust
3.370%, 5/10/2043 (a)	750,000	751,500
3.720%, 3/13/2044 (a)(c)	500,000	501,250
American Express Credit Account Master Trust, 1.490%, 3/15/2017 (b)	150,000	154,215
AmeriCredit Automobile Receivables Trust
0.840%, 6/9/2014	232,522	232,625
0.920%, 3/9/2015	1,000,000	1,001,879
Atlantic City Electric Transition Funding, LLC, 4.910%, 7/20/2017	161,634	172,021
BA Credit Card Trust, 0.300%, 9/15/2016 (b)	1,000,000	999,329
Bank of America Auto Trust, 1.310%, 7/15/2014	101,689	102,022
BMW Vehicles Owner Trust, 0.630%, 2/25/2014	1,000,000	1,000,839
Capital Auto Receivables Asset Trust, 5.300%, 5/15/2014	21,094	21,170
Capital One Multi-Asset Execution Trust
4.700%, 6/15/2015	750,000	761,967
0.774%, 10/15/2015 (b)	350,000	350,709
0.300%, 1/15/2016 (b)	355,000	355,015
5.050%, 2/15/2016	880,000	920,817
CenterPoint Energy Transition Bond Co., LLC
0.901%, 4/15/2018	1,250,000	1,250,516
3.460%, 8/15/2019	600,000	650,796
Chase Issuance Trust
5.120%, 10/15/2014	210,000	215,378
4.650%, 3/15/2015	200,000	207,967
Citibank Omni Master Trust, 3.350%, 8/15/2016 (a)	1,000,000	1,009,936
CitiFinancial Auto Issuance Trust, 3.150%, 8/15/2016 (a)	1,000,000	1,017,873
Detroit Edison Securitization Funding, LLC, 6.420%, 3/1/2015	77,340	80,432
Discover Card Master Trust
0.814%, 6/15/2015 (b)	200,000	200,494
0.890%, 9/15/2015 (b)	214,000	215,130
0.450%, 11/16/2015 (b)	320,000	320,584
5.650%, 12/15/2015	870,000	923,946
0.450%, 3/15/2017 (b)	1,000,000	1,002,486
0.810%, 8/15/2017	700,000	698,267
DT Auto Owner Trust, 1.400%, 8/15/2014 (a)	970,874	971,121
Entergy Louisiana Investment Recovery Funding I, LLC, 2.040%, 9/1/2023	1,000,000	1,012,651
Ford Credit Auto Lease Trust
0.910%, 7/15/2013 (a)	537,061	537,451
0.740%, 9/15/2013	464,913	464,980
Ford Credit Auto Owner Trust
6.070%, 5/15/2014	225,943	231,709
4.500%, 7/15/2014	350,000	359,931
4.430%, 11/15/2014	175,000	180,979
FPL Recovery Funding LLC, 5.044%, 8/1/2015	233,047	241,455
GE Capital Credit Card Master Note Trust, 0.790%, 1/15/2017 (b)	250,000	251,952
Gracechurch Card Funding PLC, 1.055%, 2/15/2017 (a)(b)(c)	1,250,000	1,250,440
Honda Auto Receivables Owner Trust, 0.570%, 7/18/2013	167,575	167,615
Hyundai Auto Receivables Trust, 0.590%, 3/15/2014	561,109	561,304
Nissan Auto Lease Trust
0.700%, 1/15/2014	608,707	608,785
1.270%, 10/15/2016	350,000	352,633
Ocwen Advance Receivables Backed Notes, 4.140%, 7/15/2023 (a)(c)	500,000	500,625
Porsche Financial Auto Securitization Trust, 1.190%, 12/17/2018 (a)	750,000	756,062
PSE&G Transition Funding LLC, 6.610%, 6/15/2015	121,964	127,159

Santander Drive Auto Receivables Trust
1.360%, 3/15/2013	$26,253	$26,259
0.950%, 8/15/2013	53,530	53,539
1.110%, 8/15/2014	1,000,000	1,002,177
1.280%, 1/15/2015	500,000	502,245
SMART Trust
1.180%, 4/14/2013 (a)(c)	377,587	377,603
1.090%, 10/14/2014 (a)(b)(c)	1,250,000	1,251,802
Toyota Auto Receivables Owner Trust, 1.040%, 2/18/2014	146,245	146,612
Volkswagen Auto Lease Trust
0.461%, 11/20/2012	348,225	348,505
0.990%, 11/20/2013	380,000	380,752
World Omni Auto Receivables Trust
4.740%, 10/15/2013	199,837	201,242
5.120%, 5/15/2014	192,902	196,841
2.210%, 5/15/2015	120,000	122,093

TOTAL ASSET BACKED SECURITIES (Cost $29,256,382)		29,304,404

CORPORATE BONDS - 28.67%
Administrative and Support and Waste Management and Remediation Services - 0.56%
Tyco International Finance SA, 3.375%, 10/15/2015 (c)	1,000,000	1,058,710
Waste Management, Inc., 2.600%, 9/1/2016	340,000	348,390
		1,407,100
Arts, Entertainment, and Recreation - 0.13%
Walt Disney Co., 4.500%, 12/15/2013	300,000	320,105

Construction - 0.43%
Transocean, Inc., 5.050%, 12/15/2016 (c)	1,000,000	1,070,926

Finance and Insurance - 13.55%
Aflac, Inc., 3.450%, 8/15/2015	600,000	631,040
Allstate Corp., 6.200%, 5/16/2014	200,000	222,047
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	300,000	315,091
American Express Credit Corp., 7.300%, 8/20/2013	500,000	541,053
American International Group, Inc., 4.250%, 9/15/2014	1,020,000	1,052,339
Australia & New Zealand Banking Group, Ltd., 2.400%, 11/23/2016 (a)(c)	1,000,000	1,008,433
Bank of America Corp., 4.500%, 4/1/2015	2,165,000	2,242,429
Bank of Montreal, 1.300%, 10/31/2014 (a)(c)	820,000	827,256
Barclays Bank PLC
2.375%, 1/13/2014 (c)	250,000	251,806
2.750%, 2/23/2015 (c)	375,000	378,571
BB&T Corp., 5.700%, 4/30/2014	650,000	711,959
Berkshire Hathaway, Inc., 2.200%, 8/15/2016	860,000	890,797
BP Capital Markets PLC, 1.074%, 3/11/2014 (b)(c)	300,000	301,986
Capital One Bank USA NA, 6.500%, 6/13/2013	500,000	527,762
Capital One Financial Corp., 2.125%, 7/15/2014	800,000	804,560
Caterpillar Financial Services Corp., 4.900%, 8/15/2013	500,000	528,265
Citigroup, Inc.
6.375%, 8/12/2014	550,000	596,752
4.587%, 12/15/2015	1,415,000	1,490,136
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/2017 (c)	1,000,000	1,022,339
Credit Suisse, 5.500%, 5/1/2014 (c)	455,000	487,896
Daimler Finance North America, LLC, 2.300%, 1/9/2015 (a)	500,000	512,620
Deutsche Bank AG, 3.875%, 8/18/2014 (c)	465,000	485,887
Fifth Third Bancorp
6.250%, 5/1/2013	200,000	210,360
3.625%, 1/25/2016	255,000	268,562
General Electric Capital Corp.
2.100%, 1/7/2014	615,000	627,755
3.750%, 11/14/2014	965,000	1,026,314

Goldman Sachs Group, Inc.
1.527%, 2/7/2014 (b)	$300,000	$294,577
3.700%, 8/1/2015	1,080,000	1,099,057
Hartford Financial Services Group, Inc., 4.000%, 3/30/2015	1,000,000	1,034,001
HSBC Finance Corp., 4.750%, 7/15/2013	250,000	259,198
ING Bank NV, 3.750%, 3/7/2017 (a)(c)	750,000	742,854
JPMorgan Chase & Co., 1.266%, 1/24/2014 (b)	265,000	266,176
KeyCorp, 3.750%, 8/13/2015	350,000	369,956
Metropolitan Life Global Funding I, 5.125%, 4/10/2013 (a)	500,000	522,639
Morgan Stanley
5.300%, 3/1/2013	400,000	411,417
2.875%, 7/28/2014	1,070,000	1,065,152
National Rural Utilities Cooperative Finance Corp., 1.900%, 11/1/2015	500,000	512,104
Nordea Eiendomskreditt AS, 1.875%, 4/7/2014 (a)(c)	315,000	321,530
PNC Funding Corp., 3.625%, 2/8/2015	500,000	531,544
Private Export Funding Corp.
4.550%, 5/15/2015	750,000	842,788
1.375%, 2/15/2017	780,000	783,553
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (a)	1,000,000	1,011,289
Prudential Financial, Inc., 2.750%, 1/14/2013	350,000	354,999
SABMiller Holdings, Inc., 1.850%, 1/15/2015 (a)	735,000	744,870
Simon Property Group LP, 4.200%, 2/1/2015	295,000	315,793
Toyota Motor Credit Corp., 2.000%, 9/15/2016	750,000	765,356
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/2015	1,000,000	1,025,986
Vornado Realty LP, 4.250%, 4/1/2015	815,000	854,519
Wells Fargo & Co.
3.750%, 10/1/2014	500,000	529,584
3.676%, 6/15/2016 (b)	1,000,000	1,067,914
Wells Fargo Bank NA, 4.750%, 2/9/2015	250,000	268,168
		33,959,039
Information - 2.62%
AT&T, Inc., 2.500%, 8/15/2015	870,000	905,533
Comcast Corp., 5.300%, 1/15/2014	750,000	806,790
Deutsche Telekom International Finance BV, 5.875%, 8/20/2013 (c)	320,000	340,704
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 3/15/2015	500,000	528,015
News America, Inc., 5.300%, 12/15/2014	700,000	774,396
Qwest Corp., 7.500%, 10/1/2014	300,000	334,463
Telefonica Emisiones SAU, 2.582%, 4/26/2013 (c)	750,000	753,156
Time Warner Cable, Inc., 8.250%, 2/14/2014	400,000	452,870
Verizon Communications, Inc., 5.250%, 4/15/2013	500,000	524,190
Vodafone Group PLC, 5.000%, 9/15/2015 (c)	330,000	370,363
Xstrata Finance Canada, Ltd., 3.600%, 1/15/2017 (a)(c)	750,000	774,165
		6,564,645
Management of Companies and Enterprises - 1.28%
BHP Billiton Finance USA, Ltd., 1.000%, 2/24/2015 (c)	1,000,000	998,976
Ingersoll-Rand Global Holding Co., Ltd., 9.500%, 4/15/2014 (c)	500,000	576,117
JPMorgan Chase & Co., 5.150%, 10/1/2015	1,495,000	1,626,363
		3,201,456
Manufacturing - 6.68%
Anheuser-Busch, LLC, 5.050%, 10/15/2016	500,000	568,711
ArcelorMittal
3.750%, 2/25/2015 (c)	505,000	513,218
3.750%, 3/1/2016 (c)	850,000	849,304
Cisco Systems, Inc., 1.625%, 3/14/2014	725,000	739,655
ConAgra Foods, Inc., 5.875%, 4/15/2014	385,000	420,525
ConocoPhillips, 4.750%, 2/1/2014	530,000	569,073
Covidien International Finance SA, 1.875%, 6/15/2013 (c)	655,000	662,051
Dow Chemical Co., 2.500%, 2/15/2016	300,000	307,666
Dr. Pepper Snapple Group, Inc., 2.900%, 1/15/2016	400,000	415,678
Genentech, Inc., 4.750%, 7/15/2015	300,000	334,914
General Mills, Inc., 1.550%, 5/16/2014	500,000	508,192

Hershey Co., 1.500%, 11/1/2016	$1,000,000	$1,006,986
Hewlett-Packard Co., 3.000%, 9/15/2016	1,000,000	1,027,202
Intel Corp., 1.950%, 10/1/2016	750,000	772,463
International Business Machines Corp., 0.875%, 10/31/2014	800,000	802,448
Kraft Foods, Inc.
6.000%, 2/11/2013	300,000	313,423
5.250%, 10/1/2013	500,000	531,708
Medtronic, Inc., 3.000%, 3/15/2015	450,000	476,666
Merck & Co., Inc., 2.250%, 1/15/2016	300,000	311,358
Novartis Capital Corp., 2.900%, 4/24/2015	335,000	356,968
Procter & Gamble Co., 1.450%, 8/15/2016	800,000	807,725
St. Jude Medical, Inc., 3.750%, 7/15/2014	500,000	529,428
Teva Pharmaceutical Finance III BV, 1.700%, 3/21/2014 (c)	450,000	455,652
Thermo Fisher Scientific, Inc., 2.250%, 8/15/2016	1,150,000	1,190,143
Total Capital SA, 2.300%, 3/15/2016 (c)	350,000	353,938
Tyco Electronics Group SA, 1.600%, 2/3/2015 (c)	335,000	335,589
Viacom, Inc., 4.375%, 9/15/2014	200,000	215,630
Volkswagen International Finance NV, 1.625%, 3/22/2015 (a)(c)	785,000	784,976
Wyeth, LLC
5.500%, 3/15/2013 (b)	250,000	262,055
5.500%, 2/1/2014	300,000	326,317
		16,749,662
Mining, Quarrying, and Oil and Gas Extraction - 1.69%
Canadian Oil Sands, Ltd., 5.800%, 8/15/2013 (a)(c)	435,000	459,371
Encana Corp., 4.750%, 10/15/2013 (c)	500,000	525,907
Ensco PLC, 3.250%, 3/15/2016 (c)	750,000	782,444
Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/2015	415,000	413,425
Noble Holding International, Ltd., 3.450%, 8/1/2015 (c)	750,000	789,604
Petrobras International Finance Co., 2.875%, 2/6/2015 (c)	830,000	851,647
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (c)	350,000	405,750
		4,228,148
Retail Trade - 0.76%
Home Depot, Inc., 5.400%, 3/1/2016	500,000	576,998
Phillips 66, 2.950%, 5/1/2017 (a)	1,000,000	1,016,402
Target Corp., 4.000%, 6/15/2013	300,000	311,751
		1,905,151
Transportation and Warehousing - 0.21%
United Parcel Service, Inc., 3.875%, 4/1/2014	500,000	531,569

Utilities - 0.76%
Commonwealth Edison Co., 1.625%, 1/15/2014	300,000	304,751
Duke Energy Corp., 3.950%, 9/15/2014	400,000	428,173
MidAmerican Energy Co., 4.650%, 10/1/2014	150,000	163,525
Sempra Energy, 2.300%, 4/1/2017	1,000,000	1,012,179
		1,908,628

TOTAL CORPORATE BONDS (Cost $71,191,258)		71,846,429

MORTGAGE BACKED SECURITIES - 12.11%
Bear Stearns Commercial Mortgage Securities
5.902%, 9/11/2038 (b)	$235,000	$266,757
5.405%, 12/11/2040	250,000	279,250
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.400%, 7/15/2044	255,000	283,834
Commercial Mortgage Pass Through Certificates, 1.156%, 12/10/2044	1,000,000	1,001,432
DBUBS Mortgage Trust, 3.642%, 8/10/2044	245,000	261,900
Extended Stay America Trust, 2.951%, 11/5/2027 (a)	633,827	639,712
Fannie Mae Pool
4.553%, 6/1/2013	967,565	984,992
2.670%, 1/1/2016	392,569	404,093
3.500%, 2/1/2021	217,933	228,860
3.500%, 6/1/2021	283,619	297,838
3.000%, 8/1/2021	821,759	859,361
3.000%, 9/1/2021	886,179	926,729
3.000%, 11/1/2021	938,278	981,212
3.500%, 12/1/2025	1,291,833	1,356,192
4.000%, 3/1/2026	798,221	847,970
3.500%, 7/1/2026	676,744	710,459
3.500%, 7/1/2026	626,923	658,156
3.500%, 9/1/2026	1,158,162	1,215,862
3.000%, 10/1/2026	279,416	289,794
Fannie Mae-Aces, 3.400%, 7/25/2019	896,869	953,732
FDIC Structured Sale Guaranteed Notes
0.961%, 12/4/2020 (a)(b)	901,277	907,755
3.250%, 4/25/2038 (a)	1,217,802	1,236,293
0.791%, 2/25/2048 (a)	1,099,747	1,100,008
FHLMC Multifamily Structured Pass Through Certificates, 1.873%, 1/25/2018	733,379	747,009
Fosse Master Issuer PLC, 1.866%, 10/18/2054 (a)(c)(b)	700,000	704,028
Freddie Mac REMICS, 2.500%, 2/15/2026	166,734	171,285
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	250,000	275,966
GS Mortgage Securities Corp. II
4.751%, 7/10/2039	250,000	271,115
2.999%, 8/10/2044	1,500,000	1,556,175
Holmes Master Issuer PLC, 2.117%, 10/15/2054 (a)(b)(c)	1,000,000	1,008,947
JP Morgan Chase Commercial Mortgage Securities Corp.
3.853%, 6/15/2043 (a)	1,474,004	1,555,649
2.749%, 11/15/2043 (a)	919,969	950,159
5.372%, 12/15/2044 (b)	250,000	278,852
1.875%, 2/16/2046 (a)	851,269	858,659
5.447%, 6/12/2047	1,090,437	1,144,474
5.794%, 2/12/2051	400,000	457,694
Morgan Stanley Capital I
4.970%, 12/15/2041	390,000	411,968
6.455%, 1/11/2043 (b)	250,000	294,615
3.884%, 9/15/2047 (a)	1,000,000	1,066,612
2.178%, 7/15/2049 (b)	1,158,570	1,185,936
NCUA Guaranteed Notes
0.611%, 11/6/2017 (b)	193,679	193,679
0.691%, 1/8/2020 (b)	139,003	139,243
0.641%, 2/6/2020 (b)	164,781	164,704
0.691%, 10/7/2020 (b)	212,676	213,008

TOTAL MORTGAGE BACKED SECURITIES (Cost $30,088,011)		30,341,968

MUNICIPAL BONDS - 0.65%
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.520%, 2/1/2018	142,927	143,318
Port of Seattle, WA, 0.883%, 11/1/2013	1,500,000	1,497,960

TOTAL MUNICIPAL BONDS (Cost $1,643,426)		1,641,278

FOREIGN GOVERNMENT BONDS - 0.93%
Province of Ontario Canada
2.950%, 2/5/2012 (c)	$380,000	$402,850
1.600%, 9/21/2016 (c)	1,000,000	1,008,537
Hydro Quebec, 2.000%, 6/30/2016 (c)	900,000	925,834

TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,318,292)		2,337,221

U.S. GOVERNMENT AGENCY ISSUES - 15.17%
Federal Farm Credit Bank, 1.625%, 11/19/2014	250,000	256,909
Federal Home Loan Banks
1.750%, 8/22/2012	250,000	251,554
1.625%, 11/21/2012	250,000	252,267
1.500%, 1/16/2013	250,000	252,489
1.625%, 3/20/2013	250,000	253,349
3.625%, 5/29/2013	500,000	519,370
1.875%, 6/21/2013	125,000	127,433
0.500%, 8/28/2013	1,500,000	1,503,729
5.250%, 9/13/2013	2,000,000	2,141,000
0.375%, 11/27/2013	6,500,000	6,501,320
Federal Home Loan Mortgage Corp.
4.625%, 10/25/2012	100,000	102,518
0.375%, 11/30/2012	125,000	125,194
4.500%, 1/15/2013	250,000	258,408
0.750%, 3/28/2013	125,000	125,630
1.625%, 4/15/2013	250,000	253,558
3.500%, 5/29/2013	1,100,000	1,141,286
4.500%, 7/15/2013	100,000	105,442
4.125%, 9/27/2013	250,000	264,096
0.875%, 10/28/2013	3,650,000	3,679,952
4.500%, 1/15/2014	100,000	107,622
2.500%, 4/23/2014	250,000	260,775
1.000%, 7/30/2014	500,000	506,478
1.000%, 11/3/2014	1,000,000	1,000,577
2.875%, 2/9/2015	125,000	133,104
1.750%, 9/10/2015	1,000,000	1,033,199
2.000%, 8/25/2016	1,500,000	1,559,389
1.500%, 9/21/2016	750,000	752,053
1.000%, 3/8/2017	2,000,000	1,972,256
Federal National Mortgage Association
1.125%, 7/30/2012	100,000	100,319
0.625%, 9/24/2012	250,000	250,616
4.750%, 11/19/2012	250,000	257,169
0.375%, 12/28/2012	250,000	250,434
1.750%, 2/22/2013	100,000	101,315
0.750%, 2/26/2013	125,000	125,585
1.250%, 8/20/2013	250,000	253,109
0.750%, 12/18/2013	250,000	251,725
1.250%, 2/27/2014	1,000,000	1,018,084
2.500%, 5/15/2014	1,500,000	1,567,065
0.625%, 10/30/2014	1,060,000	1,064,242
0.750%, 12/19/2014	3,500,000	3,515,173
2.375%, 7/28/2015	1,000,000	1,054,312
1.250%, 9/28/2016	2,750,000	2,765,672

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $37,905,943)		38,015,777

U.S. TREASURY OBLIGATIONS - 21.78%
U.S. Treasury Bills
0.070%, 7/26/2012 (e)	$10,000	$9,998
0.100%, 7/26/2012 (e)	5,000	4,998
U.S. Treasury Notes (f)
0.375%, 8/31/2012	14,140,000	14,152,698
4.250%, 9/30/2012	12,600,000	12,854,457
0.500%, 11/30/2012	12,640,000	12,666,165
0.625%, 2/28/2013	14,850,000	14,904,527

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,607,339)		54,592,843

MONEY MARKET FUNDS - 2.85%	Shares
Fidelity Institutional Money Market Portfolio - Class I, 0.22% (d)	7,152,055	7,152,055

TOTAL MONEY MARKET FUNDS (Cost $7,152,055)		7,152,055

TOTAL INVESTMENTS (Cost $234,162,706) - 93.85%		235,231,975
Other Assets in Excess of Liabilities - 6.15%		15,413,271
TOTAL NET ASSETS - 100.00%		$250,645,246

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2012, the market value of these securities total $27,679,890 which represents 11.04% of total net assets.

(b)	Variable rate security. The rate reported is the rate in effect as of March 31, 2012.
(c)	Foreign issued security.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2012.
(e)	Zero coupon bond. The rate quoted is the effective yield as of March 31, 2012.
(f)	These U.S. Treasury Notes are pledged as collateral for the trading of futures contracts.

The consolidated financial statements of the Fund include LCMFS Fund Limited (“LCMFS”), a wholly-owned controlled subsidiary that has a majority ownership in the Millburn Diversified Plus, L.P. (the “Partnership”).  As of March 31, 2012, LCMFS has a 96.56% ownership in the Partnership.  The Partnership is a limited partnership that was organized on February 14, 2011 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on March 24, 2011.  The Partnership engages in the speculative trading of futures and forward currency contracts.  The General Partner of the Partnership is Milburn Ridgefield Corporation (the "General Partner").

The consolidated schedule of investments of the LoCorr Managed Futures Strategy Fund include the schedule of investments of the LCMFS.  In addition, because LCMFS has a controlling interest (greater than 50% but less than 100%) in the Partnership, the financial results of the Partnership as of and for the period ended March 31, 2012 have also been consolidated with the schedule of investments of LCMFS.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  LoCorr Managed Futures Strategy Fund, LCMFS and the Partnership are collectively referred to as the Fund throughout this Schedule of Investments.

Non-controlling interest is the portion of equity ownership in a subsidiary not attributable to the Fund.  Non-Controlling interest represents additional, non-related partners in the Partnership and is equal to $2,173,684 or 3.44% of the Partnerships net assets and 0.87% of the Fund's consolidated net assets.

LoCorr Long/Short Commodities Strategy Fund
Schedule of Investments
March 31, 2012 (Unaudited)

PARTNERSHIPS - 22.28%	Shares	Fair Value
Milburn Commodity Plus LP (a)(b)	392	$387,251

TOTAL PARTNERSHIPS (Cost $384,300)		387,251

MONEY MARKET FUNDS - 59.90%
Fidelity Institutional Money Market Portfolio - Class I, 0.22% (c)	1,040,822	1,040,822

TOTAL MONEY MARKET FUNDS (Cost $1,040,822)		1,040,822

TOTAL INVESTMENTS (Cost $1,425,122) - 82.18%		1,428,073
Other Assets in Excess of Liabilities - 17.82%		309,637
TOTAL NET ASSETS - 100.00%		$1,737,710

(a)
The LoCorr Long/Short Commodities Strategy Fund (the "Fund") may invest up to 25% of total assets in its Subsidiary, Milburn Commodity Plus LP, (the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Fund and is therefore consolidated in the Fund's schedule of investments herein. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities and futures markets, within the limitations of the federal tax law requirements applicable to regulated investment companies. At March 31, 2012, the only holding of the Subsidiary was Milburn Commodity Plus LP.

(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments				$1,425,122
	Gross unrealized appreciation				4,570
	Gross unrealized depreciation				(1,619)
	Net unrealized appreciation				$2,951

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

		Level 1	Level 2	Level 3	Total
	Investments
	Partnerships	$-	$387,251	$-	$387,251
	Money Market Funds	1,040,822	-	-	1,040,822

	Total Investments	$1,040,822	$387,251	$-	$1,428,073

The Fund did not invest in any Level 3 investments during the period. There were no significant transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)         /s/ Kevin Kinzie
   Kevin Kinzie, President

Date         5/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kevin Kinzie
     Kevin Kinzie, President

Date         5/23/2012

By (Signature and Title)*         /s/ Jon Essen
     Jon Essen, Treasurer

Date         5/23/2012

* Print the name and title of each signing officer under his or her signature.